UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	SMH Representation Trust
	PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2012
Shares				Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
2,429	Trump Entertainment Resorts Inc. *#			$ -
	TOTAL COMMON STOCK ( Cost - $7,362)			-

Par Value		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 5.3%
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
$ 4,588,000	Energy Conversion Devices Inc. **	3.000	6/15/2013	1,926,960

	INVESTMENT COMPANIES - 3.0%
2,459,000	Prospect Capital Corp.	5.500	8/15/2016	2,520,475

	TOTAL CONVERTIBLE BONDS ( Cost - $6,067,119)			4,447,435

	BONDS & NOTES - 79.4%
	BANKS - 4.5%
3,307,000	Ally Financial Inc.	8.000	11/1/2031	3,808,556

	DIVERSIFIED FINAN SERV - 4.1%
3,229,000	Icahn Enterprises LP	8.000	1/15/2018	3,463,103

	ENTERTAINMENT - 3.8%
3,119,000	American Casino & Entertainment Properties LLC	11.000	6/15/2014	3,243,760

	HOLDING COMPANIES-DIVERS - 4.2%
3,353,000	Harbinger Group Inc.	10.625	11/15/2015	3,591,901

	LODGING - 7.5%
3,574,000	Caesars Entertainment Operating Co. Inc.	11.250	6/1/2017	3,842,050
2,574,000	Marina District Finance Co. Inc.	9.875	8/15/2018	2,583,653
				6,425,703
	OIL&GAS - 16.0%
7,697,000	ATP Oil & Gas Corp. **	11.875	5/1/2015	1,462,430
1,353,000	BreitBurn Energy Partners LP	8.625	10/15/2020	1,478,153
3,752,000	Comstock Resources Inc.	8.375	10/15/2017	3,902,080
2,444,000	McMoRan Exploration Co.	11.875	11/15/2014	2,572,310
1,575,000	Penn Virginia Corp.	10.375	6/15/2016	1,634,063
2,350,000	United Refining Co.	10.500	2/28/2018	2,579,125
				13,628,161
	RETAIL - 4.2%
6,041,000	RadioShack Corp.	6.750	5/15/2019	3,617,049

	STORAGE/WAREHOUSING - 4.6%
3,767,000	Niska Gas Storage US LLC	8.875	3/15/2018	3,889,428
	SMH Representation Trust
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2012
Par Value		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 22.0%
$ 3,844,000	Cricket Communications Inc.	7.750	10/15/2020	$ 3,747,900
2,808,000	ITC Deltacom Inc.	10.500	4/1/2016	3,004,560
3,294,000	Level 3 Financing Inc.	10.000	2/1/2018	3,664,575
5,065,000	NII Capital Corp.	7.625	4/1/2021	4,026,675
4,117,000	Sprint Capital Corp.	8.750	3/15/2032	4,261,095
				18,704,805
	TRANSPORTATION - 8.5%
3,712,000	Navios Maritime Holdings Inc.	8.875	11/1/2017	3,809,440
3,300,000	PHI Inc.	8.625	10/15/2018	3,456,750
				7,266,190

	TOTAL BONDS & NOTES ( Cost - $70,426,959)			67,638,656

Shares	SHORT-TERM INVESTMENTS - 17.0%
	MONEY MARKET FUND - 17.0%
14,480,282	Fidelity Institutional Money Market Portfolio, Class I, 0.20% ***			14,480,282
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $14,480,282)			14,480,282

	TOTAL INVESTMENTS - 101.7% ( Cost - $90,912,519) (a)			$ 86,566,373
	OTHER LIABILITIES LESS ASSETS - (1.7%)			(1,402,600)
	NET ASSETS - 100.0%			$ 85,163,773

* The security is illiquid; the security represents 0.00% of net assets.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 3,438,866
		Unrealized depreciation		(7,785,012)
		Net unrealized depreciation		$ (4,346,146)

As of September 30, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
MARSHALL ISLANDS				4.5%
UNITED STATES				80.2%
	Total Debt and Equity Holdings			84.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

SMH Representation Trust
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2012

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2012:

Security Classifications *	Level 1	Level 2	Level 3	Total
Common Stock	$ -	$ -	$ -	$ -
Convertible Bonds	$ -	$ 4,447,435	$ -	$ 4,447,435
Bonds & Notes	$ -	$ 67,638,656	$ -	$ 67,638,656
Short-Term Investments	$ -	$ 14,480,282	$ -	$ 14,480,282
Total	$ -	$ 86,566,373	$ -	$ 86,566,373

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Common Stock

Beginning balance June 30, 2012	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance September 30, 2012	$ -

Level 3 assets represent 0.00%. Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.

SMH Representation Trust
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/28/2012

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/28/2012